Payments, by Project - 12 months ended Dec. 31, 2024 - USD ($)	Taxes	Royalties	Fees	Prod. Entitlements	Bonuses	Dividends	Infrastructure	Comm. Social Resp.	Total Payments
Total	$ 1,855,700	$ 208,600	$ 315,500	$ 50,500	$ 0	$ 1,810,900	$ 0	$ 0	$ 4,241,200
Barolivia (Barite)
Total	6,200	191,300	5,900	0	0	0	0	0	203,400
Bolivia, Cochabamba and Oruro
Total	6,200	191,300	5,900	0	0	0	0	0	203,400
COMABAR (Barite)
Total	1,718,100	0	0	50,500	0	1,810,900	0	0	3,579,500
Morocco, Rabat-Salé-Kénitra
Total	1,718,100	0	0	50,500	0	1,810,900	0	0	3,579,500
Foss Mine (Barite)
Total	30,000	0	4,200	0	0	0	0	0	34,200
Duntanlich (Barite)
Total	101,400	17,300	9,000	0	0	0	0	0	127,700
United Kingdom, Scotland, Perth and Kinross
Total	131,400	17,300	13,200	0	0	0	0	0	161,900
Big Bird (Barite)
Total	0	0	21,800	0	0	0	0	0	21,800
Greystone Mine (Barite)
Total	0	0	9,000	0	0	0	0	0	9,000
Mountain Springs (Barite)
Total	0	0	12,400	0	0	0	0	0	12,400
Clayton Valley (Lithium)
Total	0	0	253,200	0	0	0	0	0	253,200
United States, Nevada
Total	$ 0	$ 0	$ 296,400	$ 0	$ 0	$ 0	$ 0	$ 0	$ 296,400